Property plant and equipment net (Details narrative) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Property, plant and equipment, net
Depreciation expense	$ 32,303	$ 22,332	$ 22,474